Partners' Equity - Partnership's capital (Details) - shares	12 Months Ended	62 Months Ended	64 Months Ended	121 Months Ended
	Dec. 31, 2022	Mar. 14, 2023	Mar. 14, 2024	Jun. 14, 2027	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common units
Partners' Equity
Number of shares outstanding	51,687,865				51,137,201	47,517,824	46,860,182
General partner units
Partners' Equity
Number of shares outstanding	1,080,263				1,077,494	1,021,336	1,021,336
Class B units
Partners' Equity
Number of shares outstanding	1,245,000				1,660,000	2,075,000	2,490,000
Preference units
Partners' Equity
Number of shares outstanding	11,642,411				13,616,022	14,350,000	14,350,000
Series A preference units
Partners' Equity
Number of shares outstanding	5,084,984				5,750,000
Distribution rate	8.625%			8.625%
Series B preference units
Partners' Equity
Number of shares outstanding	3,496,382				4,135,571
Distribution rate	8.20%	8.20%
Series C preference units
Partners' Equity
Number of shares outstanding	3,061,045				3,730,451
Distribution rate	8.50%		8.50%